SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 100,511	$ 100,511	$ 99,940
Less accumulated deprecation	(96,886)	(95,433)	(92,295)
Total property and equipment, net	3,625	5,078	7,645
Tooling And Molds [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 86,711	$ 86,711	$ 86,711
Furniture and fixtures	10 years	10 years	10 years
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 10,956	$ 10,956	$ 9,265
Furniture and fixtures	3 years	3 years	3 years
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,844	$ 2,844	$ 3,964
Furniture and fixtures	5 years	5 years	5 years